VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 72.0%
Basic Materials : 7.5%
Guangdong Guangxin Holdings
Group Ltd.
3.37%, 03/11/25 CNY 10,000 $ 1,414,816
Zijin Mining Group Co. Ltd.
3.51%, 02/21/25 CNY 10,000 1,417,043
2,831,859
Consumer Cyclicals : 1.8%
Beijing Tourism Group Co. Ltd.
3.95%, 08/02/26 CNY 4,900 704,091
Underline
Energy : 3.2%
PetroChina Co. Ltd.
3.50%, 01/19/26 CNY 3,490 498,243
Yankuang Energy Group Co.
Ltd.
3.43%, 03/12/25 CNY 5,000 707,779
1,206,022
Financials : 44.5%
Agricultural Development Bank
of China
2.25%, 04/22/25 CNY 1,130 158,241
2.96%, 04/17/30 CNY 1,160 164,474
3.63%, 07/19/26 CNY 2,700 391,375
3.74%, 07/12/29 CNY 2,740 405,916
3.75%, 01/25/29 CNY 2,620 387,423
3.79%, 10/26/30 CNY 1,110 165,936
3.85%, 01/06/27 CNY 3,410 499,119
4.39%, 09/08/27 CNY 3,270 488,811
4.65%, 05/11/28 CNY 1,360 207,542
4.98%, 01/12/25 CNY 2,640 384,110
Beijing Haidian State-Owned
Assets Operation Co. Ltd.
3.40%, 10/24/24 CNY 5,000 704,693
Central Huijin Investment Ltd.
2.87%, 04/20/26 CNY 10,000 1,408,151
China Cinda Asset Management
Co. Ltd.
4.75%, 04/14/27 CNY 10,000 1,473,392
China Development Bank
2.77%, 10/24/32 CNY 3,810 530,787
3.18%, 04/05/26 CNY 4,850 692,580
3.30%, 03/03/26 CNY 5,550 795,483
3.34%, 07/14/25 CNY 3,830 547,222
3.39%, 02/03/27 CNY 42 6,034
3.41%, 06/07/31 CNY 1,640 239,578
3.45%, 09/20/29 CNY 4,800 700,981
3.48%, 01/08/29 CNY 4,460 650,319
3.65%, 05/21/29 CNY 1,950 287,398
3.66%, 03/01/31 CNY 1,170 173,646
3.70%, 10/20/30 CNY 4,150 614,266
4.04%, 04/10/27 CNY 1,760 259,851
4.04%, 07/06/28 CNY 2,720 406,281
Chongqing Longhu
Development Co. Ltd.
3.45%, 08/02/23 CNY 5,000 699,876
4.44%, 01/25/24 CNY 8,000 1,107,416
Cinda Investment Co. Ltd.
Par
(000’s) Value
Financials (continued)
4.30%, 12/22/23 CNY 1,200 $ 168,624
Export-Import Bank of China
3.23%, 03/23/30 CNY 2,900 417,858
3.38%, 07/16/31 CNY 1,750 255,245
3.43%, 10/23/25 CNY 1,830 262,371
3.74%, 11/16/30 CNY 2,380 354,637
3.86%, 05/20/29 CNY 2,480 369,203
3.88%, 01/12/36 CNY 1,170 180,334
4.89%, 03/26/28 CNY 1,510 232,977
Guotai Junan Securities Co. Ltd.
3.31%, 05/21/24 CNY 200 28,206
16,820,356
Industrials : 6.0%
China State Railway Group Co.
Ltd.
3.45%, 07/25/24 CNY 1,100 155,717
Nanjing Yangzi State-Owned
Investment Group Co. Ltd.
2.70%, 10/21/24 CNY 5,000 700,540
Shanghai Pudong Development
Group Co. Ltd.
3.52%, 04/21/26 CNY 5,000 705,567
Sichuan Development Holding
Co. Ltd.
4.55%, 08/06/25 CNY 5,000 724,729
2,286,553
Real Estate : 2.8%
Beijing Public Housing Center
Co. Ltd.
3.19%, 04/16/40 CNY 5,000 705,824
China Fortune Land
Development Co. Ltd.
5.50%, 10/22/22 (d) * CNY 1,000 36,781
7.00%, 03/03/21 (d) * CNY 1,000 35,172
COFCO Commercial Property
Investment Co. Ltd.
3.94%, 01/25/25 CNY 2,000 281,037
1,058,814
Utilities : 6.2%
China Huaneng Group Co. Ltd.
3.55% (ChinaBond
Government Security Yield
Curve 5Y YTM+3.56%),
03/09/25 (o) (s) CNY 5,000 708,331
China Yangtze Power Co. Ltd.
3.35%, 10/17/26 CNY 1,500 213,627
Shandong Lucion Investment
Holdings Group Co. Ltd.
3.85%, 01/07/26 CNY 10,000 1,408,345
2,330,303
Total Corporate Bonds
(Cost: $29,910,661) 27,237,998
GOVERNMENT OBLIGATIONS: 22.0%
Beijing Enterprises Group Co.
Ltd.
2.75%, 12/29/49 (o) CNY 5,000 697,560
China Government Bond

VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
1.99%, 04/09/25 CNY 3,510 $ 490,288
2.47%, 09/02/24 CNY 1,800 253,352
2.68%, 05/21/30 CNY 3,450 484,115
2.69%, 08/12/26 CNY 2,050 290,732
2.77%, 06/24/30 CNY 3,710 524,599
2.85%, 06/04/27 CNY 5,420 773,573
2.86%, 07/16/30 CNY 3,350 475,287
2.90%, 05/05/26 CNY 846 120,779
3.01%, 05/13/28 CNY 5,630 810,636
3.02%, 10/22/25 CNY 2,150 307,139
3.02%, 05/27/31 CNY 2,710 390,096
Par
(000’s) Value
3.03%, 03/11/26 CNY 5,400 $ 773,740
3.25%, 06/06/26 CNY 2,220 320,591
3.27%, 11/19/30 CNY 2,980 437,410
3.28%, 12/03/27 CNY 1,050 153,052
3.29%, 05/23/29 CNY 2,680 392,432
3.74%, 09/22/35 CNY 3,900 607,076
Underline
Total Government Obligations
(Cost: $9,137,894) 8,302,457
Total Investments: 94.0%
(Cost: $39,048,555) 35,540,455
Other assets less liabilities: 6.0% 2,277,719
NET ASSETS: 100.0% $ 37,818,174
Definitions:
CNY Chinese Yuan
* Non-income producing
(d) Security in default
(o) Perpetual Maturity — the date shown is the next call date
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
Summary of Investments by Sector
% of
Investments Value
Financials 47.3% $ 16,820,356
Government 21.4 7,604,897
Utilities 8.5 3,027,862
Basic Materials 8.0 2,831,860
Industrials 6.4 2,286,553
Energy 3.4 1,206,022
Real Estate 3.0 1,058,814
Consumer Cyclicals 2.0 704,091
100.0% $ 35,540,455